S000096482 [Member] Annual Fund Operating Expenses - Baron Global Durable Advantage ETF - Baron Global Durable Advantage ETF	Nov. 13, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%

[1]
Pursuant to the Fund’s unitary management fee structure, BAMCO, Inc. (“BAMCO” or the “Adviser”) will pay all expenses of the Fund, except for portfolio transaction costs, interest and dividend expense, acquired fund fees and expenses, fees and expenses related to filing foreign tax reclaims, and extraordinary expenses.

[2]	“Other Expenses” have been estimated for the current fiscal year.